Staff expenses	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Staff expenses	25 Staff expenses

Staff expenses
in EUR million	2023	2022	2021
Salaries	4,559	4,145	4,011
Pension costs and other staff-related benefit costs	418	390	408
Social security costs	635	584	563
Share-based compensation arrangements	31	26	31
External employees	776	738	699
Education	50	47	47
Other staff costs	256	222	182
	6,725	6,152	5,941
Share-based compensation arrangements include EUR 31 million (2022: EUR 25 million; 2021: EUR 29 million) relating to equity-settled share-based payment arrangements and EUR 0 million (2022: EUR 1 million; 2021: EUR 2 million) relating to cash-settled share-based payment arrangements.

Number of employees
	Netherlands			Rest of the world			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Total average number of internal employees at full time equivalent basis	14,449	14,488	15,138	44,985	43,081	42,523	59,434	57,569	57,660
Remuneration of senior management, Executive Board and Supervisory Board
Reference is made to Note 46 'Related parties'.
Share plans
ING grants various types of share awards, namely deferred shares, performance shares and upfront shares, which form part of the variable remuneration offering via the Long-term Sustainable Performance Plan
(LSPP). The entitlement to the LSPP share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant.
Upfront and deferred shares awarded to the Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, typically a minimum retention of 12 months applies. ING has the authority to apply a holdback to awarded but unvested shares and a clawback to vested shares
The share awards granted in 2023 relate to the performance year 2022. In 2023, 52,693 share awards
(2022: 55,651; 2021: 0) were granted to the members of the Executive Board of ING Groep N.V., and 172,103
share awards (2022: 137,506; 2021: 123,750) were granted to the Management Board Banking. To senior management and other employees 3,244,951 share awards (2022: 2,913,926; 2021: 3,267,372) were granted.
In 2022 and 2021, the obligations with regard to share plans are funded by newly issued shares at the discretion of ING Group. As of 2023, shares are bought back from the market to fund share plans.

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2023	2022	2021	2023	2022	2021
Opening balance as at 1 January	3,699,555	3,674,672	3,878,219	7.97	7.60	7.25
Granted	3,469,747	3,107,083	3,391,122	9.71	8.99	9.69
Vested	-3,113,115	-2,962,698	-3,459,163	8.83	8.60	9.25
Forfeited	-158,387	-119,502	-135,506	8.54	7.63	7.61
Closing balance	3,897,800	3,699,555	3,674,672	8.81	7.97	7.60
As at 31 December 2023, the share awards consists of 3,897,800 share awards (2022: 3,201,579; 2021:
3,154,715) relating to equity-settled share-based payment arrangements and 0 share awards (2022:
497,976; 2021: 519,957) relating to cash-settled share-based payment arrangements.
The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. The fair value calculation takes into account the current share prices, expected volatilities and the dividend yield of ING shares.
As at 31 December 2023, total unrecognised compensation costs related to share awards amount to EUR 15 million (2022: EUR 13 million; 2021: EUR 13 million). These costs are expected to be recognised over a weighted average period of 2.0 years (2022: 1.9 years; 2021: 1.7 years).